Financial instruments - valuation - Liabilities at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair value of liabilities
Carrying value, Financial liabilities	£ 755,667	£ 679,483
Bank deposits
Fair value of liabilities
Carrying value, Financial liabilities	20,606	20,493
Customer deposits
Fair value of liabilities
Carrying value, Financial liabilities	431,739	369,247
Settlement balances
Fair value of liabilities
Carrying value, Financial liabilities	5,545	4,069
Subordinated liabilities
Fair value of liabilities
Carrying value, Financial liabilities	9,962	9,979
Notes in circulation
Fair value of liabilities
Carrying value, Financial liabilities	2,655	2,109
Items where fair values approximates carrying value | Bank deposits
Fair value of liabilities
Carrying value, Financial liabilities	4,400	4,100
Items where fair values approximates carrying value | Customer deposits
Fair value of liabilities
Carrying value, Financial liabilities	371,700	312,400
Items where fair values approximates carrying value | Settlement balances
Fair value of liabilities
Carrying value, Financial liabilities	5,500	4,100
Items where fair values approximates carrying value | Notes in circulation
Fair value of liabilities
Carrying value, Financial liabilities	2,700	2,100
Carrying value | Bank deposits
Fair value of liabilities
Carrying value, Financial liabilities	16,200	16,400
Carrying value | Customer deposits
Fair value of liabilities
Carrying value, Financial liabilities	60,000	56,800
Carrying value | Debt securities in issue
Fair value of liabilities
Carrying value, Financial liabilities	43,400	43,000
Carrying value | Subordinated liabilities
Fair value of liabilities
Carrying value, Financial liabilities	9,200	9,300
Fair value | Bank deposits
Fair value of liabilities
Fair value, Financial liabilities	16,200	16,500
Fair value | Bank deposits | Level 2
Fair value of liabilities
Fair value, Financial liabilities	11,300	12,200
Fair value | Bank deposits | Level 3
Fair value of liabilities
Fair value, Financial liabilities	4,900	4,300
Fair value | Customer deposits
Fair value of liabilities
Fair value, Financial liabilities	60,100	56,900
Fair value | Customer deposits | Level 2
Fair value of liabilities
Fair value, Financial liabilities	10,100	7,500
Fair value | Customer deposits | Level 3
Fair value of liabilities
Fair value, Financial liabilities	50,000	49,400
Fair value | Debt securities in issue
Fair value of liabilities
Fair value, Financial liabilities	44,600	43,700
Fair value | Debt securities in issue | Level 2
Fair value of liabilities
Fair value, Financial liabilities	34,700	38,500
Fair value | Debt securities in issue | Level 3
Fair value of liabilities
Fair value, Financial liabilities	9,900	5,200
Fair value | Subordinated liabilities
Fair value of liabilities
Fair value, Financial liabilities	9,800	10,000
Fair value | Subordinated liabilities | Level 2
Fair value of liabilities
Fair value, Financial liabilities	9,700	9,900
Fair value | Subordinated liabilities | Level 3
Fair value of liabilities
Fair value, Financial liabilities	£ 100	£ 100